Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Deposits relating to aircraft held under leases	¥ 156	¥ 177
Deferred pilot recruitment costs	1,873	1,536
Rebate receivables on aircraft acquisitions	42	55
Prepayment for acquisition of property, plant and equipment	1,095	854
Others	804	748
Other non-current assets	¥ 3,970	¥ 3,370